Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of estimated useful lives of class of asset

	Estimated	Estimated
Category	Useful Life	Residual
Office and electronic equipment	3-10 years	Nil%-5%
Motor vehicles	4 years	5%
Aircraft	10 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil %